FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
FINANCIAL INSTRUMENTS [Abstract]
Fair Value of Derivative Contracts

	Derivative Assets Reported in Other Current Assets		Derivative Liabilities Reported in Other Current Liabilities
	December 31,		December 31,
	2 0 1 5	2 0 1 4	2 0 1 5	2 0 1 4

Derivatives designated as hedging instruments in cash flow hedge	$-	$-	$114	$1,177

Impact of Derivative Instruments on Total Operating Expenses
	Year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3
Gain (loss) on derivative instruments	$(1,205)	$(126)	$1,181